ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 29, 2018
Production molds and tooling | Minimum
Property and Equipment
Property and equipment, useful life	3 years
Production molds and tooling | Maximum
Property and Equipment
Property and equipment, useful life	5 years
Furniture, fixtures, and equipment | Minimum
Property and Equipment
Property and equipment, useful life	3 years
Furniture, fixtures, and equipment | Maximum
Property and Equipment
Property and equipment, useful life	7 years
Computers and software | Minimum
Property and Equipment
Property and equipment, useful life	3 years
Computers and software | Maximum
Property and Equipment
Property and equipment, useful life	7 years
Leasehold improvements
Property and Equipment
Property and equipment, useful life description	lesser of 10 years, remaining lease term, or estimated useful life of the asset